Share Capital (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Dec. 31, 2025
Share Capital [Line Items]
Stock option exercised	50,368
RSUs [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	406,558	443,485
Settlement of public shares	209,387	223,671
Performance Share Units [Member]
Share Capital [Line Items]
Settlement of public shares	113,880	103,678
Performance share units	224,822	187,349
Deferred Share Units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	462
Class A Limited Partnership Units [Member]
Share Capital [Line Items]
Shares issued	1,638	252,079
Stock option exercised		22,884
Class A [Member]
Share Capital [Line Items]
Special voting share	one		one
Class B [Member]
Share Capital [Line Items]
Special voting share	one		one
Class C [Member]
Share Capital [Line Items]
Special voting share	one		one
Golden Share [Member]
Share Capital [Line Items]
Special voting share	one		one